Operating and Geographic Segmentation	12 Months Ended
Oct. 31, 2022
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Operating and Geographic Segmentation
Note 25: Operating and Geographic Segmentation
Operating Groups
We conduct our business through three operating groups, each of which has a distinct mandate. We determine our operating groups based on our management structure and therefore these groups, and the results attributed to them, may not be comparable with those of other financial services companies. We evaluate the performance of our operating
groups using reported and adjusted measures, such as net income, revenue growth, return on equity, and non-interest
expense-to-revenue
(efficiency) ratio, as well as operating leverage.
Personal and Commercial Banking
Personal and Commercial Banking (P&C) is comprised of two operating segments: Canadian Personal and Commercial Banking and U.S. Personal and Commercial Banking.
Canadian Personal and Commercial Banking
Canadian Personal and Commercial Banking (Canadian P&C) provides a full range of financial products and services to eight million customers. Personal Banking provides financial solutions through a network of almost 900 branches, contact centres, digital banking platforms and over 3,200 automated teller machines. Commercial Banking serves clients across Canada and delivers sector and industry expertise, as well as a local presence.
U.S. Personal and Commercial Banking
U.S. Personal and Commercial Banking (U.S. P&C) offers a broad range of products and services. Our retail and small and mid-sized
business banking customers are served through our branches, contact centres, online and mobile banking platforms, and automated banking machines across eight states. Commercial Banking serves clients across the United States and delivers sector and industry expertise and local presence.
BMO Wealth Management
BMO’s group of wealth management businesses (BMO WM) serves a full range of client segments, from mainstream to ultra high net worth and institutional, with a broad offering of wealth management products and services, including insurance products.
BMO Capital Markets
BMO Capital Markets (BMO CM) is a North American-based financial services provider offering a complete range of products and services to corporate, institutional and government clients. Through our Investment and Corporate Banking and Global Markets lines of business, we operate in 32 locations around the world, including 18 offices in North America.
Corporate Services
Corporate Services consists of Corporate Units and Technology and Operations (T&O). Corporate Units provide enterprise-wide expertise, governance and support in a variety of areas, including strategic planning, risk management, finance, legal and regulatory compliance, human resources, communications, marketing, real estate and procurement. T&O develops, monitors, manages and maintains governance of information technology including data and analytics, and also provides cybersecurity and operations services.
The costs of these Corporate Units and T&O services are largely transferred to the three operating groups (P&C, BMO WM and BMO CM), with any remaining amounts retained in Corporate Services results. As such, Corporate Services results largely reflect the impact of residual treasury-related activities, the elimination of taxable equivalent adjustments and residual unallocated expenses.
Basis of Presentation
The results of these operating groups are based on our internal financial reporting systems. The accounting policies used in these segments are generally consistent with those followed in the preparation of our consolidated financial statements, as disclosed in Note 1 and throughout the consolidated financial statements. Income taxes presented below may not be reflective of taxes paid in each jurisdiction in which we operate. Income taxes are generally applied to each segment based on a statutory tax rate and may be adjusted for items and activities specific to each segment. A notable accounting measurement difference is the taxable equivalent basis adjustment, as described below.
Periodically, certain business lines and units within the business lines are transferred between client and corporate support groups to more closely align our organizational structure with our strategic priorities. In addition, revenue and expense allocations are updated to more accurately align with current experience. Results for prior periods are restated to conform with the current year’s presentation.
Taxable Equivalent Basis
We analyze revenue on a taxable equivalent basis (teb) at the operating group level. Revenue and the provision for income taxes are increased on tax-exempt
securities to an equivalent
before-tax
basis to facilitate comparisons of income between taxable and tax-exempt
sources. The offset to the operating segments’ teb adjustments is reflected in Corporate Services revenue and provision for income taxes. The teb adjustment for the year ended October 31, 2022 was $270 million ($315 million in 2021).
Inter-Group Allocations
Various estimates and allocation methodologies are used in the preparation of the operating groups’ financial information. Overhead expenses are allocated to operating groups using allocation formulas applied on a consistent basis. Operating group net interest income reflects internal funding charges and credits on the groups’ assets, liabilities and capital at market rates, taking into account relevant terms and currency considerations. The offset of the net impact of these charges and credits is reflected in Corporate Services. These inter-group allocations are also applied to the geographic segmentation.
Our results and average assets, grouped by operating segment, are as follows:

(Canadian $ in millions)	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	2022 Total
Net interest income (2)	7,449	5,037	1,188	3,197	(986)	15,885
Non-interest revenue	2,419	1,265	3,336	2,975	7,830	17,825
Total Revenue	9,868	6,302	4,524	6,172	6,844	33,710
Provision for (recovery of) credit losses on impaired loans	432	107	2	(32)	(7)	502
Provision for (recovery of) credit losses on performing loans	(91)	(90)	(4)	(11)	7	(189)
Total provision for (recovery of) credit losses	341	17	(2)	(43)	–	313
Insurance claims, commissions and changes in policy benefit liabilities	–	–	(683)	–	–	(683)
Depreciation and amortization	516	424	258	282	–	1,480
Non-interest expense	3,833	2,619	3,306	3,573	1,383	14,714
Income before taxes	5,178	3,242	1,645	2,360	5,461	17,886
Provision for income taxes	1,352	745	394	588	1,270	4,349
Reported net income	3,826	2,497	1,251	1,772	4,191	13,537
Average assets (3)	292,087	145,187	50,488	404,728	180,007	1,072,497

	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	2021 Total
Net interest income (2)	6,561	4,268	982	3,115	(616)	14,310
Non-interest revenue	2,225	1,243	6,071	3,011	326	12,876
Total Revenue	8,786	5,511	7,053	6,126	(290)	27,186
Provision for (recovery of) credit losses on impaired loans	493	22	4	11	(5)	525
(Recovery of) credit losses on performing loans	(116)	(166)	(16)	(205)	(2)	(505)
Total provision for (recovery of) credit losses	377	(144)	(12)	(194)	(7)	20
Insurance claims, commissions and changes in policy benefit liabilities	–	–	1,399	–	–	1,399
Depreciation and amortization	486	475	323	281	–	1,565
Non-interest expense	3,482	2,338	3,520	3,181	1,423	13,944
Income (loss) before taxes	4,441	2,842	1,823	2,858	(1,706)	10,258
Provision for (recovery of) income taxes	1,153	666	441	738	(494)	2,504
Reported net income (loss)	3,288	2,176	1,382	2,120	(1,212)	7,754
Average assets (3)	263,004	129,009	48,232	372,475	168,420	981,140

(1)	Corporate Services includes Technology and Operations.
(2)	Operating groups report on a taxable equivalent basis – see Basis of Presentation section.
(3)
Included within average assets are average earning assets, which are comprised of deposits with other banks, deposits at central banks, reverse repos, loans and securities. Total average earning assets for 2022 are $979,341 million, including $278,022 million for Canadian P&C, $138,094 million for U.S. P&C, and $563,225 million for all other operating segments including Corporate
Services
(2021 – Total: $897,302 million, Canadian P&C: $248,215 million, U.S. P&C: $122,166 million and all other operating segments: $526,921 million).

Effective the first quarter of fiscal 2022, certain expense allocations were updated within our operating segments to better align with current experience, with no impact to total bank results. Certain comparative figures have been reclassified to conform with the current year’s presentation.

Geographic Information
We operate primarily in Canada and the United States, but we also have operations in the United Kingdom, Europe, the Caribbean and Asia, which are grouped in other countries in the table below. We allocate our results by geographic region based on the location of the unit responsible for managing the related assets, liabilities, revenues and expenses.
Our results and average assets, grouped by geographic region, are as follows:

(Canadian $ in millions)				2022
	Canada	United States	Other countries	Total
Total Revenue	15,977	16,980	753	33,710
Income before taxes	7,335	10,526	25	17,886
Reported net income	5,557	7,894	86	13,537
Average Assets	600,607	416,885	55,005	1,072,497

				2021
Total Revenue	15,983	9,242	1,961	27,186
Income (loss) before taxes	6,242	4,224	(208)	10,258
Reported net income (loss)	4,809	3,254	(309)	7,754
Average Assets	544,652	376,102	60,386	981,140